Fees Summary	Jan. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 94,547,250.00
Previously Paid Amount	0.00
Total Fee Amount	13,056.99
Total Offset Amount	0.00
Net Fee	$ 13,056.99